Document and Entity Information	Jan. 06, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001907685
Document Type	8-K
Document Period End Date	Jan. 06, 2023
Entity Registrant Name	Comera Life Sciences Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-41403
Entity Tax Identification Number	87-4706968
Entity Address, Address Line One	12 Gill
Entity Address, Address Line Two	Street
Entity Address, Address Line Three	Suite 4650
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	(617)
Local Phone Number	871-2101
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	CMRA
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants
Trading Symbol	CMRAW
Security Exchange Name	NASDAQ